RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [Abstract]
Schedule of Compensation
	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Short-term employee benefits	768	843
Performance related bonus	441	440
Post-employment benefits	38	39
Share-based compensation benefits as calculated under IFRS 2	149	931

	1,396	2,253

Schedule of Company's Shares and Share Option Plan
	‘A’ Ordinary Shares	Share options
At January 1, 2025	11,317,777	32,993,336
Shares purchased during the year	-	-
Granted	-	-
Expired / forfeited	-	(379,167)

At December 31, 2025	11,317,777	32,614,169

	‘A’ Ordinary Shares	Share options
At January 1, 2024	11,117,777	30,387,336
Shares purchased during the year	200,000	-
Granted	-	5,600,000
Expired / forfeited	-	(2,994,000)

At December 31, 2024	11,317,777	32,993,336